UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	September 30, 2017 (Unaudited)

Shares		Value

COMMON STOCKS 93.88%

Air Cond & Warm Air Heating Equip- .05%
190	Lennox Intl, Inc. Com	$ 34,004

Air Transportation, Scheduled- .61%
5,651	Alaska Air Group	$ 431,002

Aircraft Parts & Auxiliary Equipment, Nec - 1.06%
543	Heico Corp Class A	41,377
5,407	Rockwell Collins, Inc.	706,749
		748,126
Apparel & Other Finished Products of Fabrics & Similar Material - 1.42%
9,787	Carter's, Inc.	966,466
630	Lululemon Athletica, Inc.*	39,218
		1,005,684
Arrangement of Transprotation of Freight & Cargo - 1.67%
15,536	C.H. Robinson Worldwide, Inc.	1,182,290

Auto Controls - .98%
7,809	Ingersoll-Rand Plc Shs	696,329

Beverages - 1.31%
10,463	Dr. Pepper Snapple Group, Inc.	925,662

Biological Products (No Diagnostic Substances) - .11%
716	Neurocrine Bioscience, Inc. *	43,876
600	Seattle Genetics, Inc. *	32,646
		76,522
Carpets & Rugs - 1.10%
3,140	Mohawk Inds, Inc. *	777,181

Cement, Hydroulic - 1.51%
10,047	Eagle Materials, Inc.	1,072,015

Chemicals & Allied Products - 0.97%
7,685	FMC Corp.	686,347

Computer Communications Equipment - 0.04%
263	F5 Networks, Inc.*	31,707

Computer Peripheral Equipment, NEC - 0.54%
2,670	Palo Alto Networks*	384,747

Converted Paper & Paperboard Prods (No Contaners/Boxes) - 0.10%
689	Avery Dennison Corp. Com	67,756

Dolls & Stuffed Toys - .17%
7,827	Mattel, Inc.	121,162

Electrical Work - 1.48%
28,014	Quanta Services, Inc.*	1,046,883

Electromedical & Electrotherapeutic Apparatus - .08%
544	Varian Medical Systems, Inc. *	54,433

Electronic Components & Accessories - 0.06%
393	Hubbell, Inc. Com	45,596

Electronic Connectors - .45%
3,757	Amphenol Corp.	317,992

Engines & Turbines - 1.36%
535	Brunswick Corp. Com	29,944
16,612	BWX Technololgies, Inc.	930,604
		960,548
Fabricated Rubber Products, Nec - .05%
400	West Pharmaceutical Scsv, Inc. C	38,504

Food & Kindred Products - .77%

4,968	Blue Buffalo Pet Products*	140,843
8,704	Campbell Soup Company	407,521
		548,364
Footwear, (No Rubber) - 0.28%
7,800	Skechers U.S.A., Inc. *	195,702

General Bldg Contractors - Residentail Bldgs - 0.58%
6,106	Fortune Brands Home & Security	410,506

Hotels & Motels - 0.12%
1,297	Choice Hotels Intl, Inc.	82,878

In Vitro & In Vivo Diagnostic Substances - 0.05%
215	Idexx Laboratories, Inc.*	33,430

Industrial & Comercial Fans & Blowers & Air Purifing Equipment - 0.34%
5,318	Donaldson Co.	244,309

Industrial Instruments For Measurement, Display & Control - .55%
3,226	Cognex Corp Com	355,763
146	Roper Industries, Inc.	35,536
		391,300
Industrial Organic Chemicals - .54%
1,148	International Flavors & Fragrances, Inc.	164,061
507	NewMarket Corp.	215,855
		379,916
Laboratory Analytical Instruments - 2.78%
618	Agilent Technologies, Inc.	39,676
9,108	Bruker Corp Com	270,963
1,913	Illumina, Inc. *	381,070
68	Mettler Toledo International, Inc. *	42,579
562	Perkinelmer, Inc.	38,761
6,680	Waters Corp Com *	1,199,194
		1,972,242
Leather & Leather Products - 0.07%
1,045	Michael Kors Holding, Ltd. *	50,003

Measuring & Controlling Devices, Nec - 1.95%
7,517	Rockwell Automation, Inc.	1,339,605
1,020	Trimble Navigation *	40,035
		1,379,640
Men's & Boys' Furnishings, Work Clothing & Applied Garments - 0.51%
2,513	Cintas Corp. *	362,576

Metal Mining - 0.07%
1,297	Southern Copper Corp Del Com	51,569

Metalworking Machinery & Equipment - 0.44%
3,432	Lincoln Electric Holdings, Inc.	314,646

Millwood, Veneer. Plywood, & Structural Wood Members - 0.49%
8,818	Masco Corp Com	343,990

Mineral Royalty Traders - .11%
938	Royal Gold, Inc. Com	80,706

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - .49%
1,700	Martin Marietta Materials, Inc.	350,591

Miscellaneous Food Preparation & Kindred Products - .05%
335	McCormick & Co., Inc. *	34,384

Miscellaneous Transportation Equipment - 0.19%
1,271	Polaris Industries, Inc.	132,985

Motor Homes - 0.63%
3,526	Thor Industries, Inc.	443,959

Motor Vehicle Parts & Accessories - 2.04%
809	Borgwarner, Inc.	41,445
3,906	Delphi Automotive Plc Shs	384,350
1,874	Gentex Corp.	37,105
5,691	Lear Corp.	984,998
		1,447,899
Motor Vehicle & Passenger Car Bodies - 1.14%
5,444	WABCO Holdings, Inc. *	805,712

Motors & Generators - .08%
893	Ametek, Inc.	58,974

Ophthalmic goods - 1.29%
3,843	The Cooper Companies, Inc.	911,214

Optical Instruments & Lenses - 1.61%
10,774	Kia-Tencor Corporation	1,142,044

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.26%
3,136	Align Technology, Inc. *	584,143
2,857	Edwards Lifesciences Corp. *	312,299
		896,441
Paints, Varnishes, Lacquers, Enamels & Allied Prods - .46%
6,289	RPM International, Inc.	322,877

Paperboard Containers & Boxes - 1.97%
12,194	Packaging Corp Amer Com	1,398,408

Pharmaceutical Preparations - 2.93%
756	Alkermes, Plc. *	38,435
5,850	Biomarin Pharmaceutical, Inc. *	544,460
1,822	Intercept Pharmaceuticals, Inc. *	105,749
7,387	Ionis Pharmaceuticals, Inc. *	374,521
15,334	Opko Health, Inc. Com *	105,191
14,195	Zoetis Inc. Cl A	905,073
		2,073,429
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 0.17%
1,163	Celanese Corp Del Com Ser A	121,266

Plastic Material, Synth Resin & Nonvulcan Elastomers - 0.07%
863	Hexcel Corp New Com	49,553

Plastics Products, Nec - .53%
3,613	Aptargroup, Inc.	311,838
1,010	Tupperware Brands Corp.	62,438
		374,276
Poultry Slaughering And Processing - 0.88%
21,964	Pilgrims Pride Corp New Com *	623,997

Pumps & Pumping Equipment - 1.95%
22,112	Xylem, Inc. Com	1,384,875

Radio Broadcasting Stations - 1.52%
25,022	Pandora Media, Inc. *	192,669
160,767	Sirius XM Radio, Inc.	887,434
		1,080,103
Radiotelephone Communications - .50%
1,861	Arista Networks, Inc. *	352,864

Retail-Auto & Home Supply Stores - 1.54%
743	AutoZone, Inc. *	442,167
3,005	O'reilly Automotive, Inc. *	647,187
		1,089,354
Retail-Auto Dealers & Gasoline Stations - .05%
1,076	Copart, Inc. *	36,982

Retail-Building Materials, Hardware, Garden Supply - .69%
9,777	Fastenal Co.	445,636
729	Tractor Supply Co.	46,138

		491,774
Retail-Department Stores - .07%
496	Burlington Stores, Inc. Com *	47,348

Retail-Family Clothing Stores - .68%
12,581	GAP, Inc.	371,517
1,727	Ross Stores, Inc.	112,223
		483,740
Retail-Home Furniture, Furnishings & Equipment Stores - 0.63%
9,801	Williams-Sonoma, Inc.	443,804

Retail-Miscellaneous Shopping Goods Stores - 0.32%
8,394	Dicks Sporting Goods, Inc.	226,722

Retail-Retail Stores, Nec - 1.13%
3,529	Ulta Salon Cosmetics & Frag, Inc. *	797,766

Retail-Shoe Stores - .55%
11,102	Footlocker, Inc.	391,012

Retail-Variety Stores - 1.07%
9,327	Dollar General Corp. *	755,953

Semiconductors & Related Devices - 4.97%
3,441	IPG Photonics Corp. *	636,791
16,523	Microchip Technology, Inc.	1,483,435
2,619	Qorvo, Inc. *	185,111
8,264	Skyworks Solution, Inc.	842,102
5,297	Xiliax, Inc. Com	375,187
		3,522,625
Services-Advertising Agencies - .99%
26,437	Interpublic Group Cos, Inc. Com	549,625
2,053	Omnicom Group, Inc.	152,066
		701,691
Services-Business Services, NEC - .96%
6,121	Broadridge Financial Solutions	494,699
2,961	CDK Global, Inc. Com	186,809
		681,509
Services-Commercial Physical & Biological Research - 1.38%
6,438	Charles River Laboratories Int *	695,433
2,442	Incyte Corp. *	285,079
		980,512
Services-Computer Integrated Systems - 1.34%
4,893	Center Corporation *	348,969
8,196	Godaddy, Inc. Class A *	356,608

2,344	Jack Henry & Associates, Inc.	240,940
		946,516
Services-Computer Processing & Data Preparation - .87%
736	DST Systems, Inc.	40,392
5,495	Workday, Inc. Class A *	579,118
		619,510
Services-Computer Programming & Data Preparation - 2.07%
13,815	VeriSign, Inc. *	1,469,778

Services-Computer Programming, Data Processing, Etc. - 1.60%
2,209	Factset Resh Sys, Inc. Com	397,863
4,979	Red Hat, Inc. *	551,972
11,018	Twitter, Inc. Com *	185,874
		1,135,709
Services-Consumer Credit Report - 2.92%
8,050	Equifax, Inc.	853,220
2,931	Moodys Corp. Com	408,025
17,163	TransUnion *	811,123
		2,072,367
Services-Help Supply Services - 1.27%
17,892	Robert Half International	900,683

Services-Management Consulting Services - 1.38%
26,211	Booz Allen Hamilton Hldg Corp.	980,029

Services-Management Services - 1.79%
10,176	Gartner, Inc. *	1,265,996

Services-Prepackaged Software - 8.15%
1,519	Athenahealth, Inc. *	188,903
2,688	Atlassian Corp. Plc Cl A *	94,483
2,824	Autodesk, Inc. *	317,022
4,845	Cadence Design Systems, Inc. *	191,232
15,660	Citrix Systems, Inc *	1,203,001
433	Costar Group, Inc. *	116,152
5,364	PTC, Inc. Com *	301,886
5,932	Servicenow, Inc. *	697,188
5,174	Splunk, Inc. *	343,709
6,700	Square, Inc. Class A *	193,027
4,059	SS&C Technologies Holdings, Inc. Co	162,969
453	Synopsys, Inc. Com *	36,480
9,476	Tableau Software, Inc. Cl A *	709,658
4,177	Tyler Technologies, Inc. Com *	728,135
608	Ultimate Software Group, Inc. Co. *	115,277
2,585	Veeva Sys Inc, Class A Com *	145,820
5,788	Zillow Group, Inc. Cl C Cap Stk *	232,735

		5,777,677
Services-To Dwellings & Other Buildings - 0.06%
879	Rollings, Inc.	40,557

Special Industry Machinery, NEC - 2.24%
8,577	Lam Research Corp. *	1,587,088

Specialty Cleaning, Polishing and Sanitation Preparations - 0.98%
5,250	Clorox Co Del Com	692,528

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.78%
16,112	Steel Dynamics, Inc.	555,381

Sugar & Confectionery Products - 0.80%
5,218	Hershey Co. Com	569,649

Surgical & Medical Instruments & Apparatus - .46%
5,890	Dexcom, Inc. Com *	288,168
454	Resmed, Inc.	34,940
		323,108
Transportation Services - .45%
2,224	Expedia, Inc.	320,123

Trucking (No Local) - 1.62%
10,362	Hunt J.B. Transport Services, Inc.	1,151,011

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.34%
9,555	AmerisourceBergen Corp.	790,676
8,726	Herbalife Ltd. *	591,885
4,491	Nu Skin Eterprises, Inc.	276,107
		1,658,668
Wholesale-Durable Goods - 0.62%
2,443	Grainger W.W.	439,129

Wholesale-Industrial Machinery & Equipment - 0.11%
1,008	Msc Indl Direct, Inc. Cl A	76,175

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.69%
14,622	Henry Schein, Inc. *	1,198,858

Wholesale-Motor Vehicle Supplies & New Parts- .07%
501	Genuine Parts Co.	47,921

Z-Ray Apparatus & Tubes & Related Irradiationa Apparatus Total - .73%
14,011	Hologic, Inc. Com *	514,064

TOTAL FOR COMMON STOCKS (Cost $58,894,294) - 93.88%		$ 66,545,432

REAL ESTATE INVESTMENT TRUSTS 2.77%
10,067	Equity Lifestyle Properties	856,500
8,901	Federal Realty Investment Trust	1,105,593
		1,962,094

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $2,058,381) - 2.77%		$ 1,962,094

TOTAL INVESTMENTS (Cost $60,952,675) ** - 96.65%		$ 68,507,526

OTHER ASSETS LESS LIABILITIES - 3.35%		2,376,331

NET ASSETS - 100.00%		$ 70,883,857

* Non-income producing securities during the period.

** At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $60,952,678 amounted to $7,554,851, which consisted of aggregate gross unrealized appreciation of $9,776,859 and aggregate gross unrealized depreciation of $2,222,008.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS

At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $60,952,678 amounted to $7,554,851, which consisted of aggregate gross unrealized appreciation of $9,776,859 and aggregate gross unrealized depreciation of $2,222,008.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 66,545,432	$0	$0	$66,545,432
Real Estate Investment Trust		$ 1,962,094	$0	$0	$1,962,094
Total		$ 68,507,526	$0	$0	$68,507,526

Azzad Wise Capital Fund

	Schedule of Investments
	September 30, 2017

Shares		Value

COMMON STOCKS - 7.52%

Beverages - 0.42%
2,062	PepsiCo, Inc.	$ 229,769
4,889	The Coca-Cola Co.	220,054
		449,823
Construction, Mining & Materials Handling Machinery & Equipment - 0.33%
3,881	Dover Corp.	354,685

Converted Paper & Paperboard Products - 0.20%
1,782	Kimberly-Clark Corp.	209,706

Cutlery, Handtools & General Hardware - 0.32%
2,214	Stanley Black & Decker, Inc.	334,248

Electromedical & Electrotherapeutic Apparatus - 0.23%
3,192	Medtronic, Inc.	248,242

Electronic & Other Electrical Equipment - 0.25%
4,277	Emerson Electric Co.	268,767

Fats & Oils - 0.24%
5,868	Archer-Daniels-Midland Co.	249,449

General Industrial Machinery & Equipment - 0.31%
2,254	Illinois tool Works, Inc.	333,502

Household Furniture - 0.24%
5,301	Leggett & Platt, Inc.	253,017

Industrial Inorganic Chemicals - 0.26%
1,820	Air Products & Chemicals, Inc.*	275,220

Men's & Boys Furnishings - 0.58%
2,567	Cintas Corp.*	370,367
3,851	V.F. Corp.	244,808
		615,175
Miscellaneous Food Preparations & Kindred Products - 0.23%
2,378	McCormick & Co., Inc.	244,078

Paints, Varnishes, Lacquers, Enamels & Allied Products - 0.20%
1,986	PPG Industries, Inc.	215,799

Perfumes, Cosmetics & Other Toilet Preparations - 0.21%
3,041	Colgate-Palmolive Co.	221,537

Pharmaceutical Preparations - 0.53%
5,696	Abbott Laboratories	303,939
1,993	Johnson & Johnson	259,110
		563,048
Retail-Building Materials, Hardware, Garden Supply - 0.28%
835	The Sherwin-Williams Co.	298,963

Retail-Drug Stores & Proprietary Store - 0.20%
2,787	Walgreen Co.	215,212

Retail-Lumber & Other Building Materials - 0.24%
3,161	Lowe's Companies, Inc.	252,690

Services-Computer Processing & Data Preparation - 0.25%
2,440	Automatic Data Processing, Inc.	266,741

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.44%
1,768	Ecolab, Inc.	227,382
2,682	The Procter & Gamble Co.	244,008
		471,391
Specialty Cleaning, Polishing & Sanita - 0.21%
1,720	The Clorox Co.	226,885

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 0.21%
3,935	Nucor Corporation	220,517

Surgical & Medical Instruments & Apparatus - 0.58%
1,350	3M Co.	283,365
1,048	C.R. Bard, Inc.*	335,884
		619,249
Wholesale-Motor Vehicle Supplies & New Parts - 0.21%
2,324	Genuine Parts Co.	222,291

Wholesale-Drugs Proprietaries & Druggist - 0.15%
2,346	Cardinal Health, Inc.	156,994

Wholesale-Durable Goods - 0.18%
1,047	W.W. Grainger, Inc.	188,198

TOTAL FOR COMMON STOCKS (Cost $5,636,932) - 7.52%		7,975,426

REAL ESTATE INVESTMENT TRUSTS - 0.78%
1,540	Avalonbay Communities, Inc.	$ 274,767
1,912	Federal Realty Investment Trust	237,490
1,496	Public Storage	320,129
		832,385

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $928,994) - 0.78%		832,385

SUKUKS - 44.84%
Airlines - 1.52%
1,600,000	Al Shindagha Sukuk, Ltd., 3.776%, 11/26/2019 (Cayman Islands)	1,617,000

Banks - 9.30%
2,300,000	ALHILA, 3.267%, 10/08/2018 (United Arab Emirates)	2,327,372
1,000,000	Dib Tier 1 Sukuk Ltd., 6.25%, 3/29/2049 (Cayman Islands) **	1,031,250
3,300,000	EIB Sukuk, Ltd. 4.147%, 1/11/2018 (United Arab Emirates)	3,326,103
270,000	EXIM Sukuk Malaysia Bhd, 2.874%, 02/19/2019	272,127
2,400,000	QIIB Sukuk, 2.688%, 10/18/2017 (Qatar)	2,401,440
500,000	TF Varlik Kiralama Sukuk, 3.95%, 5/02/2018 (Turkey)	502,967
		9,861,260
Communications Equipment - 1.16%
1,200,000	Axiata Spv2 Bhd Series 2, 3.466%, 11/19/2020 (United Arab Emirates)	1,230,703

Financial Services - 6.87%
300,000	ADIB Capital Sukuk, 6.375%, 10/16/2018 (United Arab Emirates) **	308,910
2,900,000	DIP Sukuk, Ltd. Series REGS 4.291%, 2/20/2019 (Cayman Islands)	2,959,821
4,000,000	Jany Sukuk Co. LTD, 2.844%, 09/23/2019 (United Arab Emirates)	4,015,200
		7,283,931
Industry Chemicals - 0.96%
1,000,000	Equate Sukuk Spc LTD, 3.994%, 02/21/2024	1,022,500

Real Estate - 5.57%
1,500,000	DIFC Investments LLC, Note, 4.325%, 11/12/2024 (United Arab Emirates)	1,572,492
1,500,000	EMAARS Sukuk LTD, 4.564%, 06/18/2024 (United Arab Emirates)	1,050,310
1,000,000	MAF Sukuk, Ltd., Sr. Unsecd. Note, 4.5%, 11/03/2025 (Cayman Islands)	523,321
2,700,000	Sukuk Funding No. 3 Ltd., 4.348%, 12/03/2018 (Cayman Islands)	2,767,160
		5,913,283
Sovereigns - 13.07%
500,000	Bahrain, Government of, Sr. Unsecd. Note 144A (Bahrain)	516,260
500,000	Hazine Mustesarligi Series REGS, 4.557%, 10/10/2018 (Turkey)	509,313
1,000,000	Hazine Mustesarligi Varli, 2.803%, 03/26/2018 (Turkey)	1,001,305
1,000,000	Hazine Mustesarligi Varli, 5.004%, 04/06/2023 (Turkey)	1,027,760
2,400,000	Indois Sukuk, 4%, 11/21/2018	2,451,840
1,000,000	Indonesia, Government of, 3.4%, 03/29/2022	1,020,000

300,000	Indonesia, Government of, 4.15%, 03/29/2027	309,750
1,000,000	KSA Sukuk LTD., 3.628%, 04/20/2027	1,020,422
400,000	KSA Sukuk LTD., 2.894%, 04/20/2022	401,800
1,000,000	Oman, Government Series 144A, 4.397% 06/01/2024	1,002,024
1,800,000	Pakistan Series REGS, 6.75%, 12/03/2019 (Pakistan)	1,887,498
1,400,000	Perusahaan Pener Indois Sukuk, 3.30%, 11/21/2022 (Indonesia)	1,421,882
500,000	Perusahaan Penerbit SBSN, 4.35%, 09/10/2024 (Indonesia)	530,000
750,000	Zar Sovereign Capital Fund Property Ltd., 3.903%, 6/24/2020 (South Africa)	766,575
		13,866,429
Superanationals - 0.28%
300,000	Isdb, 1.535%, 06/04/2018 (Saudi Arabia)	301,200

Transportation & Logistics - 0.97%
1,000,000	DP World Cresent Ltd, Sr. Unsecd. No	1,027,688

Utilities - 2.75%
1,850,000	Dewa Sukuk 2013 Ltd., 3.00%, 3/05/2018 (Cayman Islands)	1,860,179
1,000,000	Saudi Electricty Global Sukuk, 4.211%, 04/03/2022 (Saudi Arabia)	1,056,106
		2,916,285
Wireless Telecommunications Services - 2.38%
2,500,000	QTELQD, 3.039%, 12/03/2018 (Qatar)	2,524,155

TOTAL FOR SUKUKS (Cost $47,792,167) - 44.84%		47,564,434

BANK DEPOSITS - 32.10%
2,042,732	Arab Banking Corp., NY Branch, 1.67%, 12/18/2017 (Bahrain)	2,042,732
1,003,067	Arab Banking Corp., NY Branch, 1.85%, 11/17/2017 (Bahrain)	1,003,067
1,023,857	Arab Banking Corp., NY Branch, 2.02%, 01/25/2018 (Bahrain)	1,023,857
1,016,340	Arab Banking Corp., NY Branch, 2.06%, 05/10/2018 (Bahrain)	1,016,340
1,000,000	Gulf International Bank (UK), 1.24%, 11/03/2017	1,000,000
1,000,000	Gulf International Bank (UK), 1.35%, 12/05/2017	1,000,000
1,000,000	Gulf International Bank (UK), 1.65%, 05/03/2018	1,000,000
1,158,798	Kuveyt Turk Participation Bank, 2.329%, 11/23/2017 (Turkey)	1,158,798
1,262,198	Kuveyt Turk Participation Bank, 2.355%, 12/15/2017 (Turkey)	1,262,198
2,087,103	Kuveyt Turk Participation Bank, 2.4608%, 12/19/2017 (Turkey)	2,087,103
1,010,507	MayBank Islamic Bank, 1.40%, 11/07/2017 (Malaysia)	1,010,507
2,000,000	MayBank Islamic Bank, 1.60%, 11/24/2017 (Malaysia)	2,000,000
1,020,174	MayBank Islamic Bank, 1.60%, 01/25/2018 (Malaysia)	1,020,174
1,009,100	MayBank Islamic Bank, 1.75%, 02/12/2018 (Malaysia)	1,009,100
2,013,000	MayBank Islamic Bank, 1.75%, 03/01/2018 (Malaysia)	2,013,000
2,000,000	Qatar National Bank, 1.88%, 02/27/2018	2,000,000
2,000,000	Qatar National Bank, 2.00%, 06/06/2018	2,000,000
1,003,879	Qib, 1.97%, 10/25/2017 (UK)	1,003,879
1,300,000	Qib, 1.97%, 10/25/2017 (UK)	1,300,000
1,011,397	Qib, 2.05%, 11/30/2017 (UK)	1,011,397
2,027,302	Qib, 2.25%, 03/22/2018 (UK)	2,027,302

1,001,475	Qib, 2.26%, 03/23/2018 (UK)	1,001,475
1,999,955	Turkiye Finans Bank, 1.85%, 10/14/2017 (Turkey)	1,999,955
2,000,000	Turkiye Finans Bank, 2.03%, 10/11/2017 (Turkey)	2,000,000
59,994	Turkiye Finans Bank, Current Account (Turkey)	59,994

TOTAL FOR BANK DEPOSITS (Cost $34,050,877) 32.10%		34,050,877

TRADE FINANCE - 5.22%
26,034	Government of Egypt, 3,311%, 01/30/2019	25,943
270,201	Government of Egypt, 3,311%, 01/30/2019	269,255
208,203	Government of Egypt, 3,311%, 01/30/2019	207,474
108,344	Government of Egypt, 3,311%, 01/30/2019	107,965
67,122	Government of Egypt, 3,311%, 01/30/2019	66,887
79,106	Government of Egypt, 3,311%, 01/30/2019	78,829
89,368	Government of Egypt, 3,311%, 01/30/2019	89,055
168,990	Government of Egypt, 3,311%, 01/30/2019	168,399
21,055	Government of Egypt, 3,311%, 01/30/2019	20,981
205,063	Government of Egypt, 3,311%, 01/30/2019	204,345
96,210	Government of Egypt, 3,311%, 01/30/2019	95,873
160,304	Government of Egypt, 3,311%, 01/30/2019	159,743
30,097	ITFC Government of Egypt II, 3.97%, 07/18/2018	30,007
31,441	ITFC Government of Egypt II, 3.90%, 07/20/2018	31,347
4,976	ITFC Government of Egypt II, 3.938%, 07/21/2018	4,961
98,142	ITFC Gobernment of Pakistan, 3.80934%, 07/30/2018	99,957
101,882	ITFC Gobernment of Pakistan, 3.80934%, 07/30/2018	103,767
102,832	ITFC Gobernment of Pakistan, 3.80934%, 08/11/2018	104,734
102,880	ITFC Gobernment of Pakistan, 3.7510%, 08/13/2018	104,783
102,669	ITFC Gobernment of Pakistan, 3.80934%, 08/24/2018	104,568
108,467	ITFC Gobernment of Pakistan, 3.7373%, 08/27/2018	110,474
100,675	ITFC Gobernment of Pakistan, 3.7378%, 09/04/2018	102,537
108,315	ITFC Gobernment of Pakistan, 3.7231%, 09/10/2018	110,319
104,364	ITFC Gobernment of Pakistan, 3.7426%, 09/13/2018	106,295
108,172	ITFC Gobernment of Pakistan, 3.809%, 09/21/2018	110,174
115,272	ITFC Gobernment of Pakistan, 3.809%, 09/27/2018	117,405
26,416	Pak-Arab Refinery ITFC 4.165%, 12/6/2017	26,430
400,684	PT Angel ITFC 3.825% 07/15/2018	400,684
447,744	PT Angel ITFC 3.825% 07/15/2018	447,744
424,444	PT Angel ITFC 3.825% 07/15/2018	424,444
1,500,000	Turk Eximbank Turkey, 3.048%, 03/09/2018	1,497,750

TOTAL TRADE FINANCE (Cost $5,519,474) - 5.22%		5,533,131

SHORT TERM INVESTMENTS - 1.91%
1,007,123	Albaraka Turk Participation Bank, 1.54%, 10/09/2017 (Turkey)	1,007,123
1,022,320	Albaraka Turk Participation Bank, 1.55%, 11/20/2017 (Turkey)	1,022,320

TOTAL SHORT-TERM INVESTMENTS (Cost $2,029,443) - 1.91%	2,029,443

TOTAL FOR INVESTMENTS (Cost $95,957,887) *** - 92.37%	97,985,695

OTHER ASSETS LESS LIABILITIES - 7.63%	8,095,948

NET ASSETS - 100.00%	$ 106,081,643

* Non-income producing securities during the period.
** Variable rate security; the savings account rate shown represents the yield at September 30, 2017.

*** At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $95,957,887 amounted to $2,559,897, which consisted of aggregate gross unrealized appreciation of $2,795,855 and aggregate gross unrealized depreciation of $235,958.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS

At September 30, 2017, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $95,957,887 amounted to $2,559,897, which consisted of aggregate gross unrealized appreciation of $2,795,855 and aggregate gross unrealized depreciation of $235,958.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets	Level 1	Level 2	Level 3
Common Stock	$7,975,426	$0	$0
Real Estate Investment Trusts	$832,385	$0	$0
Sukuks	$0	$47,564,434	$0
Trade Finance	$0	$5,533,131	$0
Bank Deposits	$0	$34,050,877	$0
Cash Equivalents	$2,029,443	$0	$0
Total	$10,837,254	$87,148,442	$0

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date November 27, 2017